Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Provider's cost reimbursed	$ 100,000	$ 200,000	$ 400,000
Automotive Group Realty, LLC
Related party transactions
Amount paid under non-cancelable lease agreements	100,000	200,000	400,000
Penske Corporation and its affiliates
Related party transactions
Provider's cost reimbursed	6,300,000	5,300,000	4,900,000
Amount of Provider's cost received	24,000	31,000	72,000
Amount due from related party	0	2,000
Amount due to related party	600,000	500,000
Penske Truck Leasing Corporation and other subsidiaries
Related party transactions
General partner ownership percentage	41.10%
Penske Truck Leasing Corporation and other subsidiaries | General Electric Capital Corporation
Related party transactions
General partner ownership percentage	49.10%
PTL
Related party transactions
Ownership interest in Penske Truck Leasing Co (as a percent)	9.00%
Pro rata cash dividends received	9,900,000	18,500,000	7,800,000
PTL | New Jersey
Related party transactions
Income per year from sublease of a portion of dealership	60,000
Disaster recovery site, annual fees paid	$ 46,000